FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2012

This Amendment (Check only one.):
  X	is a restatement
 	adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 28, 2012

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).











FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
46

Form 13F Information Table Value Total:
$558,224,086
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 September 30, 2012

                                                         	INVEST  VOTING
                                          MARKET          DISCR.  AUTH.
SECURITY              CLASS  CUSIP        VALUE        QTY   SOLE   NONE

COMMON STOCK
AMERICAN TEL & TEL    	COM  	030177109 	   779,057	   20,665	x 	20,665
ASTORIA FIN'L         	COM  	46265104	   174,728	   17,685	x 	17,685
AMBAC FIN'L			COM	23139108	     2,250	  100,000	x	100,000
ASTEC INDUST		COM	46224101	 4,014,470	  127,000	x	127,000
BANK OF AMERICA		COM	60505104	   510,842	   57,853  	x    	 57,853
BP PLC			COM	55622104	 3,240,540	   76,500	x	 76,500
BRISTOL MYERS SQUIBB	COM  	110122108	23,481,353	  695,744  	x   	695,744
CFS BANCORP			COM 	12525D102	   559,356	  102,446  	x     102,446
CITIGROUP, INC		COM  	172967101	44,022,306	1,345,425  	x   1,345,425
CHEVRONTEXCO CORP.	COM  	166764100	   978,871	    8,398	x       8,398
COMCAST CL. A		COM	20030N101	 1,141,519	   32,083  	x      32,083
CTM MEDIA CL A		COM	22944D104	   348,146	   10,300	x	 10,300
DIME COMM.BANC		COM  	253922108	 1,385,547	   95,952  	x      95,952
EXXON MOBIL CORP		COM  	30231G102	 1,640,064	   17,934  	x      17,934
FIRST PLACE FIN'L		COM  	33610T109       9,566	   13,426  	x      13,426
FIRST NIAGARA FIN'L	COM	33582V108   1,476,253	  182,931	x     182,931
FLUSHING FINANCIAL	COM  	343873105   1,361,233	   86,154 	x      86,154
GENERAL ELECTRIC		COM	369604103	   386,070	   17,000	x	 17,000
GENIE ENERGY		COM	903514344	 4,736,883	  660,653	x	660,653
HOLOGIC              	COM 	436440101	31,036,972	1,534,964 	x   1,534,964
IBM                    COM  	459200101   1,071,272      5,164 	x       5,164
IDT CORP. CL. B		COM  	448847309   6,822,556    664,319	x     664,319
KEYCORP NEW			COM	493267108	   207,907	   23,788	x	 23,788
LANDMARK SVGS. BK.     COM  	514928100	 2,217,291	  108,425	x     108,425
MERCK & CO.			COM  	589331107	50,233,911	1,113,957  	x   1,113,957
MONSANTO 			COM	66166W101	   805,167	    8,846	x       8,846
MBIA INC.			COM	55262C100  29,789,707	2,940,741	x   2,940,741
NAM TAI ELEC.		COM  	629865205  30,971,687	2,889,150  	x   2,889,150
NEW YORK COMMUNITY 	COM  	649445103  51,103,916	3,609,033	x   3,609,033
NEWMARKET GROUP		COM	651587107     391,903	    1,590	x       1,590
NOVARTIS ADR           COM  	66987V109	 2,350,424	   38,368  	x      38,368
NY TIMES CL A.		COM	650111107	45,535,085	4,665,480	x   4,665,480
OLD REPUBLIC           COM  	680223104	30,627,220 	3,293,250  	x   3,293,250
PHI INC. NON-VOTE      COM  	716604202	   999,799	   31,780  	x 	 31,780
PFIZER INC.            COM  	717081103	61,717,618	2,483,606  	x   2,483,606
PROVIDENT BANCORP      COM  	74383A109	10,192,150	1,083,119  	x   1,083,119
PATTERSON ENERGY		COM	703481101	24,893,007	1,573,515	x   1,573,515
QUESTAR CORP.          COM  	748356102     324,264	   15,950  	x      15,950
SEABOARD CORP.         COM  	811543107	31,377,385    13,883  	x      13,883
SLM CORP.			COM	78443P106	29,540,674	1,879,179  	x   1,879,179
RSTK TRINITY PLACE     COM  	80656D911	 2,062,251	  597,754  	x     597,754
TCF FIN'L              COM  	872275102	   290,906    24,364  	x  	 24,364
TRAVELERS			COM	89417E109	 2,231,693	   32,694	x      32,694
USG INC.			COM	903293405	 3,885,150	  177,000	x	177,000
VOXX INTERNATIONAL	COM	91829F104	17,154,647	2,293,402	x   2,293,402
VOLVO                  COM  	928856400	   140,470 	   10,000  	x      10,000

TOTALS                                 558,224,086 34,781,470	   34,781,470